Initial Public Offering (Details) - Iris	Mar. 09, 2021 USD ($) $ / shares shares
Initial Public Offering
Number of warrants in a unit	0.25
Warrants expiration term	5 years
Class A shares
Initial Public Offering
Number of shares in a unit	1
Number of shares called by each warrant	1
Public warrants
Initial Public Offering
Price per share | $ / shares	$ 0.01
Warrants expiration term	5 years
Public warrants | Class A shares
Initial Public Offering
Warrants exercisable term after the completion of a business combination	30 days
Warrants exercisable term from the closing of the public offering	12 months
IPO
Initial Public Offering
Number of units issued	27,600,000
Gross proceeds from sale of units | $	$ 276,000,000
Underwriting fee | $	5,520,000
Additional fee | $	$ 9,660,000
IPO | Class A shares
Initial Public Offering
Number of units issued	27,600,000
IPO | Public warrants
Initial Public Offering
Number of shares called by each warrant	1
Price per share | $ / shares	$ 11.5
Over-allotment option
Initial Public Offering
Number of units issued	3,600,000
Purchase price, per unit | $ / shares	$ 10